Administrative, operative and project expenses (Details) - COP ($) $ in Billions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Administrative, operation and project expenses
Administrative expenses	$ 3,378	$ 2,313
Operative and project expenses	2,898	2,285
Administrative expenses
Administrative, operation and project expenses
Taxes other than taxes on income	1,215	87
Labor expenses	1,095	1,060
General expenses	870	934
Depreciation and amortization	198	232
Operations and project expenses
Administrative, operation and project expenses
Taxes other than taxes on income	433	606
Labor expenses	214	206
Depreciation and amortization	100	65
Commissions, fees, freights and services	787	573
Exploration costs	589	384
Maintenance	131	95
Fee for regulatory entities	127	139
Others	$ 517	$ 217